BUSINESS COMBINATION - Additional Information (Detail) - USD ($)		3 Months Ended			12 Months Ended
	Mar. 03, 2014	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2015	Aug. 01, 2013
Business Acquisition [Line Items]
Goodwill, Acquired During Period					$ 1,500,000
Other liabilities		$ 4,122,540		$ 4,700,738	4,122,540
Contingent Value Right [Member]
Business Acquisition [Line Items]
Cash payment price per share	$ 0.40
Outstanding Prior To August 1, 2013 | Contingent Value Right [Member]
Business Acquisition [Line Items]
Shares issued, price per share	$ 3.60
BCB Holding Company, Inc
Business Acquisition [Line Items]
Shares issued, price per share						$ 2.25
Business Acquisition Purchase Price Allocation Loans Receivable		40,100,000			40,100,000
Business Combination Fair Value Adjustments Loans					1,700,000
Goodwill, Acquired During Period					1,700,000
Finite-lived Intangible Assets Acquired					2,000,000
Business combination, acquisition related costs				$ 29,000	$ 508,000
BCB Holding Company, Inc | Contingent Value Right [Member]
Business Acquisition [Line Items]
Other accrued liabilities	$ 174,000
Other payments to acquire businesses			$ 8,000
Other liabilities			$ 166,000
BCB Holding Company, Inc | Minimum
Business Acquisition [Line Items]
Payments to acquire businesses, gross	6,200,000
BCB Holding Company, Inc | Maximum
Business Acquisition [Line Items]
Payments to acquire businesses, gross	$ 6,600,000
BCB Holding Company, Inc | Core Deposits
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life					10 years
The Mortgage Connection
Business Acquisition [Line Items]
Goodwill, Acquired During Period					$ 1,500,000
Business combination, acquisition related costs		$ 13,000			$ 13,000